MAJOR CUSTOMERS	12 Months Ended
Dec. 31, 2017
MAJOR CUSTOMERS
MAJOR CUSTOMERS

25. MAJOR CUSTOMERS

        No customers accounted for 10% or more of total net revenues.

        The accounts receivable from three customers with the largest receivable balances represents 12%, 4% and 4% of the balance of the account at December 31, 2017, and 9%, 6% and 4% of the balance of the account at December 31, 2016, respectively. The balance from the customer with the largest receivable balance is $43,218 and $34,468 as of December 31, 2016 and 2017, respectively.